Fees Summary	Sep. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 969,923.91
Previously Paid Amount	0.00
Total Fee Amount	133.95
Total Offset Amount	0.00
Net Fee	$ 133.95
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A